Short-term Investments	9 Months Ended
Sep. 30, 2013
Investments Debt And Equity Securities [Abstract]
Short-term Investments
3.	Short-term Investments

Short-term investments consisted of available-for-sale securities as follows:

Type of security as of September 30, 2013 (unaudited)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
U.S. government-related debt securities	$1,581	$2	$—	$1,583
Corporate debt securities	31,336	11	(8)	31,339

Total available-for-sale securities	$32,917	$13	$(8)	$32,922

The Company did not have available-for-sale securities at December 31, 2012.

The fair values of available-for-sale securities by contractual maturity were as follows (in thousands):

Contractual maturity	September 30, 2013
(In thousands)
(Unaudited)
Maturing in one year or less	$20,093
Maturing after one year through three years	12,829

Total available-for-sale securities	$32,922